SUBSIDIARIES	12 Months Ended
Mar. 31, 2025
Notes and other explanatory information [abstract]
SUBSIDIARIES

25 SUBSIDIARIES

The Group’s subsidiaries on March 31, 2025, from a legal perspective following the Recapitalization, are set out below. Unless otherwise stated, they have share capital consisting solely of ordinary shares that are held directly by the Group. The country of incorporation or registration is also their principal business place of business. Particulars of the subsidiaries as of March 31, 2025 are as follows:

Name of entities	Places of Incorporation and operation	Principal activities	Particulars of issued/registered share capital	Percentage of ownership interest
Diginex Solutions (HK) Limited*	Hong Kong	Provision of ESG reporting solutions services	19,907 ordinary shares issued (2024: 11,626 ordinary shares and 3,000 preferred shares issued) (note)	Direct 100% (2024: 100%)
Diginex USA, LLC	United States of America	Provision of ESG reporting solutions services	1,000 Class A Units of $10 each (2024: 1,000 Class A Units of $10 each)	Indirect 100% (2024: 100%)
Diginex Services Limited	United Kingdom	Provision of ESG reporting solutions services	Ordinary shares of 1 pence each (2024: Ordinary shares of 1 pence each	Indirect 100% (2024: 100%)

Note:	In September 2024, the Company converted all issued Preferred Shares of DSL into ordinary shares of DSL at a ratio of 1 preferred share to 1 ordinary share.